EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
EQUITY

NOTE 9. – EQUITY

Recapitalization

In January 2009, Divine Skin authorized an amendment and restatement to its articles of incorporation to provide, among other things, (a) that the authorized common stock be increased to 300,000,000 shares and (b) that up to 30,000,000 shares of “blank check” preferred stock are authorized. Immediately thereafter, the Company declared a stock dividend of 10,000 shares for one share. Subsequent to the stock dividend, there were 100,000,000 shares of common stock outstanding.

Common Stock Sold Under Private Placement Memorandum (PPM)

The PPM offering was made solely to “non U.S. Persons” within the meaning of Rule 902 of Regulation S under the Securities Act of 1933. These securities have not been registered with or approved by the SEC or any state securities commission nor has any commission or state authority passed on the accuracy or adequacy of this memorandum.

During the first quarter of 2009, the Company began selling its common stock at a purchase price of $0.50 per share, to qualified investors. The offering is being conducted on a “best efforts” basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

During the third quarter of 2009, the offering was retroactively re-priced to $0.25 per share and a total of 767,548 additional shares were issued, at no additional cost, to investors that had previously paid $0.50 per share, to achieve that re-pricing.

The following table summarizes transactions under the private placement memorandum as follows:

	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
Period
2008
Q4 2008	426,348	$0.50	$213,174	$(63,952)	$149,222
2009
Q1 2009	341,200	$0.50	170,600	(51,180)	119,420
Q2 2009	—	$—	—	—	—
Q3 2009	4,087,548	$0.20	830,000	(249,000)	581,000
Q4 2009	28,000	$0.25	7,000	—	7,000
	4,883,096	$0.25	$1,220,774	$(364,132)	$856,642

The Company received and accepted funded subscriptions to purchase 4,883,096 common shares, under the offering referred to above. The Company received $856,642 in net proceeds after issuance costs of $364,132. The accepted funded subscriptions are recorded as a component of the Company’s equity pending issuance of common shares. Once the common shares have been issued, the amounts previously recorded as funded subscriptions are transferred to common stock par value and additional paid in capital, accordingly.

As of March 31, 2010 the PPM expired and all share certificates for all paid subscriptions have been issued.

Common Stock Sold Privately

During the first quarter of 2010, the Company began selling its common stock to qualified investors, at a purchase price between $0.15 - $0.26 per share. The offering is being conducted on a “best efforts” basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

The following table summarizes transactions under the private offering as follows:

	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
Period
2010
Q1 2010	1,112,000	$0.18	$200,000	$(60,000)	$140,000
Q2 2010	1,734,000	$0.15	260,000	(78,000)	182,000
Q3 2010	660,000	$0.20	134,500	(36,600)	97,900
Q4 2010	1,000,000	$0.25	250,000	(75,000)	175,000
2011
Q1 2011	3,257,207	$0.25	821,000	(223,651)	597,349
Q2 2011	3,530,830	$0.26	916,250	(179,974)	736,276
Q3 2011	1,251,244	$0.27	332,250	(56,144)	276,106
	12,545,281	$0.24	$2,914,000	$(709,369)	$2,204,631

Other Issues of Common Stock

During the first quarter of 2010 the Company issued 25,000 shares for services valued at $0.18 per share, which resulted in an expense of $4,500.

During the second quarter of 2010, we entered into a consulting agreement with an investor relations group to provide certain corporate promotional material and strategic advice. During the third quarter of 2010, 200,000 shares of common stock were advanced to the consultant for future services. The transaction was valued at $70,000, its fair value at the date of issuance. To date the consultant has not completed the agreed upon services. Accordingly, we terminated the agreement and demanded the return of our stock. Since the agreed services have not been provided, the shares are not considered fully paid for and accordingly have been recorded in Stock Receivable, a contra equity account.

During the fourth quarter of 2010 the Company issued 244,000 shares for investor relations services valued at $0.36 per share, which resulted in an expense of $87,840.

During the first quarter of 2011 the Company issued 78,000 shares for services provided by an employee and consultants valued at $0.42 per share, which resulted in an expense of $33,180.

During the second quarter of 2011 the Company issued 112,641 shares for services provided by employee and consultants valued at $0.37 - $0.42 per share, which resulted in an expense of $45,661.

During the third quarter of 2011 the Company issued 155,790 shares for services provided by employee and consultants valued at $0.38 - $0.40 per share, which resulted in an expense of $60,598.

Warrants

As discussed in the PPM offering the selling agent has the right to receive warrants to purchase one share of Common Stock of the Company for every ten Shares sold under the PPM offering. The exercise price of each warrant is $0.01 per share and such warrants are exercisable for a period of five years from the date of issuance. Based on the PPM’s “repriced” sale price of $0.25 per share, the warrants are “in the money” upon issuance.

During 2009, the Company sold 4,883,096 shares of the Company’s common stock under the PPM. The Company determined that 4,855,100 of those shares qualified for warrants. Accordingly, the Company issued warrants for 485,510 shares related to the private sale of shares and accrued an additional expense for financial consulting services, based on the value of the warrants of $116,522.

During 2010, the Company sold shares of its common stock in private sales under Regulation S. The Company agreed to grant warrants under the same terms disclosed under the PPM offering. Accordingly, the Company issued warrants based on the private sale of common shares and recorded an expense for financial consulting services, based on the value of the warrants as follows:

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2010
Q1 2010	1,112,000	111,200	$.17	$18,904
Q2 2010	1,734,000	173,400.34		58,956
Q3 2010	660,000	61,000.34		20,740
Q4 2010	1,000,000	100,000.35		35,000
	4,506,000	445,600	$.30	$133,600

Also during the first quarter of 2010, the Company issued warrants to an investor relations consultant in aggregate to purchase 500,000 shares of common stock at prices ranging from $0.25 to $0.35 per share depending on the tranche. The warrants were recorded at their fair value of $2,071, which resulted in a charge to operations.

During 2011, the Company sold shares of its common stock in private sales under Regulation S. The Company agreed to grant warrants under the same terms disclosed under the PPM offering. Accordingly, the Company issued warrants based on the private sale of common shares and recorded an expense for financial consulting services, based on the value of the warrants as follows:

Period	Common Shares Sold	Qualified Warrants	Per Share Value	Warrant Value
2011
Q1 2011	3,257,207	305,100	$.44	$134,244
Q2 2011	3,530,830	0.36		0
Q3 2011	1,251,244	0.38		0
	8,039,281	305,100	$.44	$134,244

Effective for the second and third quarters of 2011, the selling agent waived his rights to receive warrants for Q2 and Q3 2011. Accordingly, the Company issued no warrants related to the private sale of shares and accrued no expense for financial consulting services, based on the value of the warrants.

The following table presents the status of all warrants outstanding at September 30, 2011.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	1,431,110	$0.01	3.0	$376,237
Issued	305,100	0.01	4.5	$114,321
Exercised	--	--
Forfeited	--	--
Outstanding at September 30, 2011	1,736,210	$0.01	3.2	$490,558
Exercisable at September 30, 2011	1,736,210	$0.01	3.2	$490,558

Option

The selling agent engaged by the Company has also entered into a Consulting Agreement under which he assisted the Company in filing a registration statement on Form 10 and quotation of its shares on the Over the Counter Bulletin Board (OTCBB). The Company has issued an option to the selling agent to purchase 2,000,000 share of common stock at an exercise price of $0.01 per share. At grant date, the option was valued based on the offering price of the PPM of $0.25 per share, which was $480,000. The option expires in five years. The option vests and is exercisable subject to certain lock up and leak out provisions which commence upon the effective date of the Company obtaining OTCBB listing. Leak out provisions limit exercisability of the option number to 200,000 shares per quarter and provide for continuation of financial consulting services and forfeiture under certain conditions. During the first quarter of 2010, the Company obtained its trading symbol and the consultant has complied with the vesting requirements, accordingly the Company recorded an expense for consulting services of $48,000 and $144,000 in Q311-QTR and Q311-YTD reflecting the structured vesting.

The following table presents the status of all options outstanding at September 30, 2011.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2011	2,000,000	$0.01	3.4	$749,400
Issued	--	--
Exercised	--	--
Forfeited	--	--
Outstanding at September 30, 2011	2,000,000	$0.01	3.4	$749,400
Exercisable at September 30, 2011	1,266,667	$0.01	3.4	$487,287

Preferred Stock

During the first quarter of 2009 three shareholders of the Company (which at such time constituted all of the shareholders of the Company) exchanged an aggregate of 10,000,000 shares of common stock for 10,000,000 shares of Series A Preferred Stock. As provided under Certificate of Designation for Series A Preferred Stock dated January 14, 2009, but filed in April 2009 and amended in September 2009, each share of Series A Preferred Stock is entitled to 2 votes per share and the Series A Preferred Stock votes together with the Company’s common stock, except as otherwise provided under Florida law. The Certificate of Designation calls for the mandatory conversion of the Series A Preferred Stock on a one to one basis into shares of the Company’s common stock on September 15, 2012, subject to adjustment.

NOTE 9. – EQUITY

Recapitalization

In January 2009, Divine Skin authorized an amendment and restatement to its articles of incorporation to provide, among other things, (a) that the authorized common stock be increased to 300,000,000 shares and (b) that up to 30,000,000 shares of “blank check” preferred stock are authorized. Immediately thereafter, the Company declared a stock dividend of 10,000 shares for one share. Subsequent to the stock dividend, there were 100,000,000 shares of common stock outstanding.

Common Stock Sold Under Private Placement Memorandum (PPM)

During the first quarter of 2009, the Company began selling its common stock at a purchase price of $0.50 per share, to qualified investors. The offering is being conducted on a “best efforts” basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

The PPM offering was made solely to “non U.S. Persons” within the meaning of Rule 902 of Regulation S under the Securities Act of 1933. These securities have not been registered with or approved by the SEC or any state securities commission nor has any commission or state authority passed on the accuracy or adequacy of this memorandum.

During the third quarter of 2009, the offering was retroactively re-priced to $0.25 per share and a total of 767,548 additional shares were issued, at no additional cost, to investors that had previously paid $0.50 per share, to achieve that re-pricing.

The following table summarizes transactions under the private placement offering as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
2008
Q4 2008	426,348	$0.50	$213,174	$(63,952)	$149,222
2009
Q1 2009	341,200	$0.50	170,600	(51,180)	119,420
Q2 2009	—	$—	—	—	—
Q3 2009	4,087,548	$0.20	830,000	(249,000)	581,000
Q4 2009	28,000	$0.25	7,000	—	7,000
	4,883,096	$0.25	$1,220,774	$(364,132)	$856,642

The Company received and accepted funded subscriptions to purchase 4,883,096 common shares, under the offering referred to above. The Company received $856,642 in net proceeds after issuance costs of $364,132. The accepted funded subscriptions are recorded as a component of the Company’s equity pending issuance of common shares. Once the common shares have been issued, the amounts previously recorded as funded subscriptions are transferred to common stock par value and additional paid in capital, accordingly.

As of March 31, 2010 the PPM expired and all share certificates for all paid subscriptions have been issued.

Common Stock Sold Privately

During the first quarter of 2010, the Company began selling its common stock, at a purchase price between $0.18-$0.25 per share, to qualified investors. The offering is being conducted on a “best efforts” basis with respect to all shares. The offering also provides that the Company shall pay the selling agents the following fees and commissions: 15% sales commission, a 5% due diligence fee and payment of expenses of up to 10% of the gross proceeds.

The following table summarizes transactions under the private offering as follows:

Period	Common Shares	Price	Gross Proceeds	Issuance Costs	Net Proceeds
2010
Q1 2010	1,112,000	$0.18	$200,000	$(60,000)	$140,000
Q2 2010	1,734,000	$0.15	260,000	(78,000)	182,000
Q3 2010	660,000	$0.20	134,500	(36,600)	97,900
Q4 2010	1,000,000	$0.25	250,000	(75,000)	175,000
	4,506,000	$0.19	$844,500	$(249,600)	$594,900

Other Issues of Common Stock

During the third quarter of 2009, the Company issued 74,000 common shares to consultants and professional advisors for services. The shares were valued at $0.25 per share, consistent with the revised offering price of the PPM. The Company also issued 13,000 shares to certain “friends and family” of the company in acknowledgement of their assistance in starting the Company. These shares were offered at no cost and the Company has not assigned any value to the transactions.

During the fourth quarter of 2009, the Company issued 3,000,000 shares for the exclusive distribution rights in Brazil. The shares were valued at $0.25 per share, consistent with the revised offering price of the PPM. In addition, the Company issued 28,000 to certain investors, which it also valued at $0.25 per share, consistent with the revised offering price of the PPM.

Also during the fourth quarter of 2009, the Company repurchased and 5,000,000 shares from a founder of the Company for $0.015 or $75,000 as part of its effort to restructure the Company’s equity ownership. As part of this restructuring effort, the founders of the Company also surrendered 2,982,095 shares at a nominal value.

During the first quarter of 2010 the Company issued 25,000 shares for services valued at $0.18 per share, which resulted in an expense of $4,500.

During the second quarter of 2010, we entered into a consulting agreement with an investor relations group to provide certain corporate promotional material and strategic advice. During the third quarter of 2010, 200,000 shares of common stock were advanced to the consultant for future services. The transaction was valued at $70,000, its fair value at the date of issuance. To date the consultant has not completed the agreed upon services. Accordingly, we terminated the agreement and demanded the return of our stock. Since the agreed services have not been provided, the shares are not considered fully paid for and accordingly have been recorded in Stock Receivable, a contra equity account.

During the fourth quarter of 2010 the Company issued 244,000 shares for investor relations services valued at $0.36 per share, which resulted in an expense of $87,840.

Warrants

The Company has issued warrants to the selling agent to purchase one share of Common Stock of the Company for every ten Shares sold under the PPM offering. The exercise price of each warrant is $0.01 per share and such warrants are exercisable for a period of five years from the date of issuance. Based on the PPM’s “repriced” sale price of $0.25 per share, the warrants are “in the money” upon issuance. For the year ended December 31, 2009 the Company issued warrants for 485,510 shares related to the PPM, which resulted in issuance costs of $116,522, based on the value of the warrants granted.

During the first quarter of 2010, the selling agent assisted in a private sale of 1,112,000 share of the Company’s common stock under Regulation S. The Company agreed to grant the selling agent additional warrants under the same terms offered under the PPM offering. Accordingly, the Company issued warrants for 111,200 shares related to the private sale of shares and accrued an additional expense for financial consulting services, based on the value of the warrants of $18,904.

Also during the first quarter of 2010, the Company issued warrants to an investor relations consultant in aggregate to purchase 500,000 shares of common stock at prices ranging from $0.25 to $0.35 per share depending on the tranche. The warrants were recorded at their fair value of $2,071, which resulted in a charge to operations.

During the second quarter of 2010, the selling agent assisted in a private sale of 1,734,000 the Company’s common stock under Regulation S. The Company agreed to grant the selling agent additional warrants under the same terms offered under the PPM offering. Accordingly, the Company issued warrants for 173,400 shares related to the private sale of shares and accrued an additional expense for financial consulting services, based on the value of the warrants of $58,956.

During the third quarter of 2010, the selling agent assisted in a private sale of 660,000 the Company’s common stock under Regulation S. The Company agreed to grant the selling agent additional warrants under the same terms offered under the PPM offering. Accordingly, the Company issued warrants for 61,000 shares related to the private sale of shares. Warrants were not offered on the sale of 50,000 shares. The Company accrued an additional expense for financial consulting services, based on the value of the warrants of $20,740.

During the fourth quarter of 2010, the selling agent assisted in a private sale of 1,000,000 the Company’s common stock under Regulation S. The Company agreed to grant the selling agent additional warrants under the same terms offered under the PPM offering. Accordingly, the Company issued warrants for 100,000 shares related to the private sale of shares and accrued an additional expense for financial consulting services, based on the value of the warrants of $35,000.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2010	485,510	$0.01	4.0	$169,929
Issued	945,600	0.01	5.0
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2010	1,431,110	$0.01	4.5	$340,889
Exercisable at December 31, 2010	1,431,110	$0.01	4.5	$340,889

Option

The selling agent engaged by the Company has also entered into a Consulting Agreement under which he assisted the Company in filing a registration statement on Form 10 and quotation of its shares on the Over the Counter Bulletin Board (OTCBB). The Company has issued an option to the selling agent to purchase 2,000,000 share of common stock at an exercise price of $0.01 per share. At grant date, the option was valued based on the offering price of the PPM of $0.25 per share, which was $480,000. The option expires in five years. The option vests and is exercisable subject to certain lock up and leak out provisions which commence upon the effective date of the Company obtaining OTCBB listing. Leak out provisions limit exercisability of the option number to 200,000 shares per quarter. During the first quarter of 2010, the Company obtained its trading symbol and accordingly recorded an expense for consulting services of $160,000 in 2010 reflecting the structured vesting.

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2010	0	$0.01	0.0	$0
Issued	2,000,000	0.01	4.5
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2010	2,000,000	$0.01	4.5	$700,000
Exercisable at December 31, 2010	666,667	$0.01	4.5	$233,333

Preferred Stock

During the first quarter of 2009 three shareholders of the Company (which at such time constituted all of the shareholders of the Company) exchanged an aggregate of 10,000,000 shares of common stock for 10,000,000 shares of Series A Preferred Stock. As provided under Certificate of Designation for Series A Preferred Stock dated January 14, 2009, but filed in April 2009 and amended in September 2009, each share of Series A Preferred Stock is entitled to 2 votes per share and the Series A Preferred Stock votes together with the Company’s common stock, except as otherwise provided under Florida law.